Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies Disclosure [Line Items]
Rent expense	$ 1.6	$ 2.5	$ 2.2
Nonoperating Income (Expense) [Member]
Commitments And Contingencies Disclosure [Line Items]
Loss on the sublease	$ 1.8